Income Taxes, Components of Income Tax Expense (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current [Abstract]
United States and state					$ 0	$ 0
Foreign, net					(9)	(9)
Deferred [Abstract]
United States and state					0	0
Foreign					0	0
Total income tax expense	$ (2)	$ (2)	$ (6)	$ (6)	$ (9)	$ (9)